Condensed Consolidated Statements of Financial Position (Unaudited) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
CURRENT ASSETS:
Cash and cash equivalents	$ 4,040	$ 3,828
Short-term investments		5,887
Short-term restricted deposits	560
Accounts receivable:
Trade, net	1,857	1,496
Other	450	713
Current assets	6,907	11,924
NON-CURRENT ASSETS:
Long-term restricted deposits	150	84
Long-term deposit	65	65
Property and equipment, net	127	119
Right of use assets	333	451
Intangible assets, net	6,176	7,013
Goodwill	10,429	10,998
Non-current assets	17,280	18,730
TOTAL ASSETS	24,187	30,654
Accounts payable and accruals:
Trade	2,638	1,219
Other	2,004	2,839
Short-term bank loans	400
Contract liabilities	533	514
Derivative financial instruments	216	488
Short-term lease liabilities	288	365
Current liabilities	6,079	5,425
NON-CURRENT LIABILITIES:
Long-term contract liabilities	8	18
Long-term lease liabilities	88	197
Deferred tax liabilities	490	645
Liability in respect of the Israeli Innovation Authority	206	182
Non-current liabilities	792	1,042
TOTAL LIABILITIES	6,871	6,467
EQUITY:
Ordinary shares
Share premium	92,520	91,112
Other equity reserves	16,338	16,732
Accumulated deficit	(91,542)	(83,657)
TOTAL EQUITY	17,316	24,187
TOTAL LIABILITIES AND EQUITY	$ 24,187	$ 30,654